Property, Equipment and Leasehold Improvement, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
6 .	Property, Equipment and Leasehold Improvement, Net
The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2019	December 31, 2020
	RMB	RMB
Electronic equipment	46,478	65,352
Furniture and office equipment	1,382	1,530
Vehicles	989	597
Leasehold improvement	4,466	5,392
Total property, equipment and leasehold improvement	53,315	72,871

Less: accumulated depreciation	(20,928)	(38,353)

Property, equipment and leasehold improvement, net	32,387	34,518

Depreciation expenses were RMB5.8 million,
RMB10.8 million and RMB17.7 million for the years ended
December 31, 2018, 2019 and 2020, respectively. No impairment charge was recognized for any of the years presented.